Annual Total Returns - BlackRock Lifepath Dynamic 2050 Fund (Investor A Shares, Institutional Shares, Investor C Shares and Class R Shares) [BarChart] - Investor A Shares, Institutional Shares, Investor C Shares and Class R Shares - BlackRock Lifepath Dynamic 2050 Fund - Institutional Shares
Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(3.78%)
Annual Return 2012	16.05%
Annual Return 2013	19.82%
Annual Return 2014	5.73%
Annual Return 2015	(2.46%)
Annual Return 2016	8.19%
Annual Return 2017	22.85%
Annual Return 2018	(8.27%)
Annual Return 2019	26.38%
Annual Return 2020	14.80%